Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk (Tables)	12 Months Ended
Nov. 30, 2021
Fair Value Disclosures [Abstract]
Financial Instruments that are Not Measured at Fair Value on a Recurring Basis	Financial Instruments that are not Measured at Fair Value on a Recurring Basis

	November 30, 2021				November 30, 2020
	Carrying Value	Fair Value			Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Liabilities
Fixed rate debt (a)	$19,555	$—	$19,013	$—	$15,547	$—	$16,258	$—
Floating rate debt (a)	14,415	—	13,451	—	12,034	—	11,412	—
Total	$33,970	$—	$32,463	$—	$27,581	$—	$27,670	$—
(a)The debt amounts above do not include the impact of interest rate swaps or debt issuance costs. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in markets that are not sufficiently active to be Level 1 and, accordingly, are considered Level 2. The fair values of our other debt were estimated based on current market interest rates being applied to this debt.
Financial Instruments that are Measured at Fair Value on a Recurring Basis	Financial Instruments that are Measured at Fair Value on a Recurring Basis

	November 30, 2021			November 30, 2020
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$8,939	$—	$—	$9,513	$—	$—
Restricted cash	38	—	—	179	—	—
Short-term investments (a)	200	—	—	—	—	—
Derivative financial instruments	—	1	—	—	—	—
Total	$9,177	$1	$—	$9,692	$—	$—
Liabilities
Derivative financial instruments	$—	$13	$—	$—	$10	$—
Total	$—	$13	$—	$—	$10	$—
(a)Short-term investments consist of marketable securities with original maturities of between three and twelve months.
Reconciliation of Changes in Carrying Amounts of Goodwill

	Goodwill
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2019	$1,898	$1,014	$2,912
Impairment charge	(1,319)	(777)	(2,096)
Exchange movements	—	(9)	(9)
At November 30, 2020	579	228	807
Impairment charges	—	(226)	(226)
Exchange movements	—	(2)	(2)
At November 30, 2021	$579	$—	$579

Reconciliation of Changes in Carrying Amounts of Trademarks

	Trademarks
(in millions)	NAA Segment	EA Segment	Total
At November 30, 2019	$927	$240	$1,167
Exchange movements	—	13	13
At November 30, 2020	927	253	1,180
Exchange movements	—	(5)	(5)
At November 30, 2021	$927	$248	$1,175

Schedule of Impairment Charges Included in Other Operating Expenses
The impairment charges summarized in the table below are included in ship and other impairments in our Consolidated Statements of Income (Loss).

	November 30,
(in millions)	2021	2020
NAA Segment	$273	$1,474
EA Segment	318	319
Total ship impairments	$591	$1,794

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

		November 30,
(in millions)	Balance Sheet Location	2021	2020
Derivative assets
Derivatives designated as hedging instruments
Cross currency swaps (a)	Prepaid expenses and other	$1	$—
Total derivative assets		$1	$—
Derivative liabilities
Derivatives designated as hedging instruments
Cross currency swaps (a)	Other long-term liabilities	$8	$—
Interest rate swaps (b)	Accrued liabilities and other	3	5
	Other long-term liabilities	2	5
Total derivative liabilities		$13	$10

(a)At November 30, 2021, we had a cross currency swap totaling $201 million that is designated as a hedge of our net investment in foreign operations with a euro-denominated functional currency. At November 30, 2021, this cross currency swap settles through 2028. At November 30, 2020, we had no cross currency swaps.
(b)We have interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. These interest rate swap agreements effectively changed $160 million at November 30, 2021 and $248 million at November 30, 2020 of EURIBOR-based floating rate euro debt to fixed rate euro debt. At November 30, 2021, these interest rate swaps settle through 2025.
Offsetting Derivative Instruments	Our derivative contracts include rights of offset with our counterparties. We have elected to net certain of our derivative assets and liabilities within counterparties.

	November 30, 2021
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$1	$—	$1	$—	$1
Liabilities	$13	$—	$13	$—	$13

	November 30, 2020
(in millions)	Gross Amounts	Gross Amounts Offset in the Balance Sheet	Total Net Amounts Presented in the Balance Sheet	Gross Amounts not Offset in the Balance Sheet	Net Amounts
Assets	$—	$—	$—	$—	$—
Liabilities	$10	$—	$10	$—	$10

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)	The effect of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) and in net income (loss) was as follows:

	November 30,
(in millions)	2021	2020	2019
Gains (losses) recognized in AOCI:
Cross currency swaps – net investment hedges - included component	$(1)	$131	$43
Cross currency swaps – net investment hedges - excluded component	$(6)	$(1)	$1
Foreign currency zero cost collars – cash flow hedges	$—	$1	$(1)
Foreign currency forwards - cash flow hedges	$—	$53	$—
Interest rate swaps – cash flow hedges	$5	$6	$3
Gains (losses) reclassified from AOCI – cash flow hedges:
Interest rate swaps – Interest expense, net of capitalized interest	$(5)	$(6)	$(7)
Foreign currency zero cost collars - Depreciation and amortization	$2	$1	$1
Gains (losses) recognized on derivative instruments (amount excluded from effectiveness testing – net investment hedges)
Cross currency swaps – Interest expense, net of capitalized interest	$—	$12	$23